Revenue (Details) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 1,161,431	$ 1,279,186	$ 1,057,936
Revenue, percentage	100.00%	100.00%	100.00%
Civil [Member]
Revenue	$ 305,324	$ 391,629	$ 368,588
Revenue, percentage	26.30%	30.60%	34.80%
Transportation [Member]
Revenue	$ 856,107	$ 887,557	$ 689,348
Revenue, percentage	73.70%	69.40%	65.20%